INVENTORY	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORY
NOTE 3: -	INVENTORY

a.	Inventory is comprised of the following:

	December 31,
	2025	2024

Raw materials	$1,976	$837
Work in process	1,250	264
Finished goods	118	804

	$3,344	$1,905

b.	During the years ended December 31, 2025, 2024 and 2023, the Company recorded inventory write offs in the amount of $1,756, $3,931 and $6,938, respectively.